Schedule of Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Asset, Indefinite-Lived [Line Items]
Balance as of December 31, 2024	$ 1,473,951	$ 2,910,153	$ 3,390,000
Additions		916,481	346,777
Change in value	(25,309)	(99,061)	20,376
Impairment		(1,850,000)	(847,000)
Disposal		(403,622)
Balance as of December 31, 2025	1,448,642	1,473,951	2,910,153	$ 3,390,000
Balance as of December 31, 2024	(351,752)	(678,000)	(339,000)
Amortization	(12,031)	(231,971)	(339,000)	(339,000)
Impairment		558,219
Balance as of December 31, 2025	(363,783)	(351,752)	(678,000)	(339,000)
Net Book Value	1,084,859	1,122,199	2,232,153	3,051,000
Trademarks and Trade Names [Member]
Intangible Asset, Indefinite-Lived [Line Items]
Balance as of December 31, 2024	693,000	693,000	1,540,000
Additions
Change in value
Impairment			(847,000)
Disposal
Balance as of December 31, 2025	693,000	693,000	693,000	1,540,000
Balance as of December 31, 2024	(351,752)	(308,000)	(154,000)
Amortization	(12,031)	(43,752)	(154,000)
Impairment
Balance as of December 31, 2025	(363,783)	(351,752)	(308,000)	(154,000)
Net Book Value	329,217	341,248	385,000
Licenses [Member]
Intangible Asset, Indefinite-Lived [Line Items]
Balance as of December 31, 2024	300,000	1,850,000	1,850,000
Additions		300,000
Change in value
Impairment		(1,850,000)
Disposal
Balance as of December 31, 2025	300,000	300,000	1,850,000	1,850,000
Balance as of December 31, 2024		(370,000)	(185,000)
Amortization		(188,219)	(185,000)
Impairment		558,219
Balance as of December 31, 2025			(370,000)	(185,000)
Net Book Value	300,000	300,000	1,480,000
Crypto Currency [Member]
Intangible Asset, Indefinite-Lived [Line Items]
Balance as of December 31, 2024	480,951	367,153
Additions		616,481	346,777
Change in value	(25,309)	(99,061)	20,376
Impairment
Disposal		(403,622)
Balance as of December 31, 2025	455,642	480,951	367,153
Balance as of December 31, 2024
Amortization
Balance as of December 31, 2025
Net Book Value	$ 455,642	$ 480,951	$ 367,153